Taxes on Income (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Taxes on Income (Textual)
Corporate tax rate		23.00%	24.00%
Federal tax rate	20.00%	21.00%
Carryforward tax losses in Israel	$ 1,800	$ 1,700
Carryforward tax losses of Safe-T	31,500	22,000
Carryforward tax losses of NetNut	$ 408	$ 61